UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          08/05/11
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $123,835,000
List of Other Included Managers:


No.  13F File Number                                         Name

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      379     4000 SH       SOLE                                       4000
ADVANCED AUTO PARTS            COM              00751Y106      714    12200 SH       SOLE                                      12200
AGILENT TECHNOLOGIES INC       COM              00846U101     4063    79500 SH       SOLE                                      79500
ALCOA INC COM                  COM              013817101      207    13024 SH       SOLE                                      13024
AMERICAN EAGLE OUTFITTERS      COM              02553E106      643    50400 SH       SOLE                                      50400
AMGEN INC                      COM              031162100     3425    58700 SH       SOLE                                      58700
ANADARKO PETROLEUM CORP        COM              032511107      559     7282 SH       SOLE                                       7282
AON CORP                       COM              037389103     3206    62500 SH       SOLE                                      62500
ASTORIA FINANCIAL CORP         COM              046265104      701    54820 SH       SOLE                                      54820
AT&T INC                       COM              00206R102     2171    69114 SH       SOLE                                      69114
BALL CORP                      COM              058498106     5815   151200 SH       SOLE                                     151200
BANK OF AMERICA CORP           COM              060505104     1007    91903 SH       SOLE                                      91903
BANK OF NEW YORK MELLON CORP   COM              064058100     1537    60000 SH       SOLE                                      60000
BECTON DICKINSON & CO          COM              075887109     2145    24890 SH       SOLE                                      24890
CENOVUS ENERGY INC             COM              15135U109      773    20515 SH       SOLE                                      20515
CHEVRON CORP                   COM              166764100     4655    45264 SH       SOLE                                      45264
CIT GROUP INC                  COM              125581801     1801    40700 SH       SOLE                                      40700
CONOCOPHILLIPS                 COM              20825C104      376     5000 SH       SOLE                                       5000
CONSOL ENERGY INC              COM              20854P109     2579    53200 SH       SOLE                                      53200
CROWN HOLDINGS INC.            COM              228368106     5874   151325 SH       SOLE                                     151325
CSX CORP                       COM              126408103      299    11400 SH       SOLE                                      11400
DANAHER CORP                   COM              235851102     2718    51300 SH       SOLE                                      51300
DEVON ENERGY CORP              COM              25179M103      229     2900 SH       SOLE                                       2900
DIAGEO PLC-SPON ADR            COM              25243Q205     2374    29000 SH       SOLE                                      29000
DIRECTV GROUP INC (THE)        COM              25490A101     3735    73500 SH       SOLE                                      73500
DRESSER-RAND GROUP INC         COM              261608103     3538    65830 SH       SOLE                                      65830
EBAY INC                       COM              278642103     2982    92400 SH       SOLE                                      92400
ENCANA CORP                    COM              292505104      527    17103 SH       SOLE                                      17103
FRANKLIN RESOURCES INC         COM              354613101     2931    22328 SH       SOLE                                      22328
FREEPORT-MCMORAN COPPER        COM              35671D857     2005    37900 SH       SOLE                                      37900
GENERAL DYNAMICS               COM              369550108     1520    20400 SH       SOLE                                      20400
HEWLETT-PACKARD CO             COM              428236103     2113    58050 SH       SOLE                                      58050
HUMAN GENOME SCIENCES INC      COM              444903108     2766   112700 SH       SOLE                                     112700
IBM CORPORATION                COM              459200101     3508    20449 SH       SOLE                                      20449
INGERSOLL-RAND PLC             COM              G47791101     2825    62200 SH       SOLE                                      62200
INTERNATIONAL PAPER CO         COM              460146103     2487    83400 SH       SOLE                                      83400
JPMORGAN CHASE & CO            COM              46625H100     3544    86577 SH       SOLE                                      86577
KIMBERLY-CLARK CORP            COM              494368103     1072    16100 SH       SOLE                                      16100
LOCKHEED MARTIN                COM              539830109      283     3500 SH       SOLE                                       3500
MACY'S INC                     COM              55616P104     2436    83300 SH       SOLE                                      83300
MCDONALDS CORP                 COM              580135101     1020    12100 SH       SOLE                                      12100
MICROSOFT CORP COM             COM              594918104     2438    93758 SH       SOLE                                      93758
MORGAN STANLEY                 COM              617446448     1403    60968 SH       SOLE                                      60968
NAVISTAR INTERNATIONAL         COM              63934E108     2823    50000 SH       SOLE                                      50000
NORTHROP GRUMMAN CORP          COM              666807102      506     7300 SH       SOLE                                       7300
PACKAGING CORP OF AMERICA      COM              695156109     3040   108600 SH       SOLE                                     108600
PEOPLES UNITED FINANCIAL       COM              712704105      387    28800 SH       SOLE                                      28800
PFIZER INC                     COM              717081103      478    23200 SH       SOLE                                      23200
PRECISION CASTPARTS CORP       COM              740189105     5533    33606 SH       SOLE                                      33606
SEAGATE TECHNOLOGY             COM              G7945M107      409    25300 SH       SOLE                                      25300
SHIRE PLC-ADR                  COM              82481R106     2336    24800 SH       SOLE                                      24800
SPDR GOLD TRUST                COM              78463V107      678     4644 SH       SOLE                                       4644
STATE STREET CORP              COM              857477103     3125    69300 SH       SOLE                                      69300
TEEKAY CORPORATION             COM              Y8564W103     2037    65950 SH       SOLE                                      65950
TEMPLE-INLAND INC              COM              879868107      795    26740 SH       SOLE                                      26740
THE SHERWIN-WILLIAMS CO        COM              824348106     2197    26200 SH       SOLE                                      26200
THE TRAVELERS COS INC          COM              89417E109     1798    30800 SH       SOLE                                      30800
US BANCORP                     COM              902973304     1560    61150 SH       SOLE                                      61150
VALSPAR CORP                   COM              920355104     2878    79800 SH       SOLE                                      79800
WELLS FARGO & CO               COM              949746101      307    10927 SH       SOLE                                      10927
WYNDHAM WORLDWIDE CORP         COM              98310W108     1565    46500 SH       SOLE                                      46500